Segment reporting (Tables)	12 Months Ended
Dec. 31, 2022
Segment reporting
Schedule of measures of performance and other profit and loss disclosure

	Digital
	education	Continuing	On-campus
	undergraduate	education	undergraduate
	courses	courses	courses	Total allocated
2022
Net revenue	998,220	68,058	251,068	1,317,346
Adjusted EBITDA	387,373	38,085	99,447	524,905
% Adjusted EBITDA margin	38.81%	55.95%	39.61%	39.84%

2021
Net revenue	531,716	52,460	46,971	631,147
Adjusted EBITDA	188,936	26,898	22,103	237,937
% Adjusted EBITDA margin	35.53%	51.27%	47.06%	37.70%

2020
Net revenue	423,035	40,589	55,555	519,179
Adjusted EBITDA	156,089	27,045	16,848	199,982
% Adjusted EBITDA margin	36.90%	66.63%	30.33%	38.52%

The total of the reportable segments net revenues represents the Company’s net revenue. A reconciliation of the Company’s loss before taxes to the allocated Adjusted EBITDA is shown below:

	2022	2021	2020
Profit (loss) before taxes	1,119	49,406	33,083
(+) Financial result	199,871	29,359	27,860
(+) Depreciation and amortization	150,951	54,479	51,474
(+) Interest on tuition fees paid in arrears	26,545	17,456	15,715
(+) Share-based compensation plan	(6,010)	14,728	11,823
(+) Other income (expenses), net	2,320	(65)	(512)
(+) Restructuring expenses (i)	24,948	10,098	4,780
(+) M&A and Offering Expenses (ii)	28,310	6,975	2,391
(+) Other operational expenses unallocated (iii)	96,851	55,501	53,368
Adjusted EBITDA allocated to segments	524,905	237,937	199,982
(i)	Expenses related to the CESUMAR acquisition project.
(ii)	Expenses related to the CESUMAR acquisition project and Follow-on projects.
(iii)	Expenses with depreciation and amortization, SOP and marketing and corporate expenses

b)          Other profit and loss disclosure

	Digital
	education	Continuing	On-campus
	undergraduate	education	undergraduate
	courses	courses	courses	Unallocated	Total
2022
Net impairment losses on financial assets	155,931	8,026	23,577	—	187,534
Depreciation and amortization	87,623	2,542	51,019	9,767	150,951
Interest on tuition fees paid in arrears	18,498	961	7,086	—	26,545

2021
Net impairment losses on financial assets	90,063	15,666	4,960	—	110,689
Depreciation and amortization	37,226	1,563	8,972	6,718	54,479
Interest on tuition fees paid in arrears	14,199	725	2,532	—	17,456

2020
Net impairment losses on financial assets	61,257	5,917	9,666	—	76,840
Depreciation and amortization	34,431	1,972	8,919	6,152	51,474
Interest on tuition fees paid in arrears	11,706	585	3,424	—	15,715